Deferred Revenues	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Deferred Revenues
NOTE 8. DEFERRED REVENUES

	March 31, 2022	December 31, 2021
Balance, January 1	$84,614	$35,409
Cash received in advance of revenue recognition	80,302	167,956
Revenue subsequently recognized	(54,430)	(118,438)
Currency translation effects	(1,269)	(313)

Closing balance	$109,217	$84,614

Amounts recognized as deferred revenues are typically recognized into revenue within six months.

NOTE 17. DEFERRED REVENUES

December 31,	2021	2020
Balance, January 1	$35,409	$89,409
Cash received in advance of revenue recognition	167,956	247,100
Revenue subsequently recognized	(118,438)	(306,334)
Currency translation effects	(313)	5,234

	$84,614	$35,409

Amounts recognized as deferred revenues are typically recognized into revenue within six months.